Expense Example	Sep. 30, 2025 USD ($)
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	625
Expense Example, with Redemption, 3 Years	836
Expense Example, with Redemption, 5 Years	1,064
Expense Example, with Redemption, 10 Years	1,718
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,856
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	1,897
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	1,117
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	424
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	1,664
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	507
Expense Example, with Redemption, 5 Years	889
Expense Example, with Redemption, 10 Years	1,959
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	620
Expense Example, with Redemption, 5 Years	1,088
Expense Example, with Redemption, 10 Years	2,145
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio | Class IR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	91
Expense Example, with Redemption, 5 Years	164
Expense Example, with Redemption, 10 Years	376
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	107
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	438
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	675
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	1,017
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	626
Expense Example, with Redemption, 3 Years	842
Expense Example, with Redemption, 5 Years	1,074
Expense Example, with Redemption, 10 Years	1,740
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,878
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	654
Expense Example, with Redemption, 5 Years	1,147
Expense Example, with Redemption, 10 Years	2,213
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 847